Unaudited Interim Condensed Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserves	Other reserves Retained earnings Total other reserves	Other reserves Currency translation reserve Total other reserves	Total other reserves	Equity attributable to shareholders	Total
Balance at Dec. 31, 2024	€ 5	€ 245,298	€ (289,157)	€ 1,044	€ (288,113)	€ (42,809)	€ (42,809)
Result for the period			(14,766)		(14,766)	(14,766)	(14,766)
Other comprehensive income (loss)				(115)	(115)	(115)	(115)
Total comprehensive income (loss)			(14,766)	(115)	(14,882)	(14,882)	(14,882)
Exercise of warrants		34,168				34,168	34,168
Share-based payments		1,284				1,284	1,284
Exercise of options		316				316	316
Conversion of shares		7,011				7,011	7,011
Balance at Jun. 30, 2025	5	288,077	(303,923)	929	(302,994)	(14,912)	(14,912)
Balance at Dec. 31, 2025	5	332,907	(344,347)	613	(343,734)	(10,822)	(10,822)
Result for the period			(42,025)		(42,025)	(42,025)	(42,025)
Other comprehensive income (loss)				(472)	(472)	(472)	(472)
Total comprehensive income (loss)			(42,025)	(472)	(42,498)	(42,498)	(42,498)
Exercise of warrants	0	52,179				52,179	52,179
Share-based payments		1,053				1,053	1,053
Share Subscription	1	108,171	(100,319)		(100,319)	7,853	7,853
Balance at Jun. 30, 2026	€ 7	€ 494,310	€ (486,691)	€ 141	€ (486,551)	€ 7,767	€ 7,767